Prepayments, Deposits and Other Receivables - Schedule of Prepayments, Deposits and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Consideration receivables on disposal of investments to independent third parties		$ 46,408
Consideration receivable on disposal of subsidiaries to independent third parties (Note 5 C)	$ 10,000	44,885
Receivables from former subsidiaries		24,020
Prepayments	2,661	1,814	$ 2,658
Deposits	337	115	66
Other receivables	3,939	7,482	87
Less: impairment loss provided under expected credit loss model	(501)	(501)	0
Prepaid Expense and Other Assets, Current	$ 16,436	$ 124,223	$ 2,811	$ 3,210